Major Acquisitions and Disposals (Details Textuals) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2011	Dec. 31, 2015	Dec. 31, 2013	Mar. 31, 2011 Fertilizers Businesses Acquisition [Member]	Dec. 31, 2010 Vale Fosfatados S A Member	Dec. 31, 2010 Vale Fertilizantes S.A [Member]
Major Acquisitions and Disposals (Textuals)
Percentage of equity capital acquired						58.60%
Business acquisition percentage of total capital acquired in Vale Fertilizantes	78.92%
Percentage stake acquired					100.00%	99.83%
Payment made for business acquisition				$ 5,795,000,000
Percentage of stake in Paragominas and mineral rights	60.00%
Cash received for transactions	1,081,000
Number of shares in Hydro's	447,834,465
Percentage of stake in Hydro	22.00%
Cash Received for Hydro's common shares outstanding	3,500,000,000
Cash received by selling the Paragominas in each tranches		200,000,000	200,000,000
Percentage of Paragominas to be sold	40.00%
Gain on sale of assets	$ 1,513,000,000
Percentage of total participation	84.27%